Income Tax: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Details 1 [Abstract]
Income tax benefit based on Canadian tax rates	$ 6,220,193	$ 3,859,103	$ 2,506,275
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	251,888	284,904	623,387
Non-deductible expenses	(1,491,285)	(1,419,266)	(2,617,969)
Change in valuation allowance and other	(4,980,796)	(2,724,741)	(511,693)
Income tax expense	$ 0	$ 0	$ 0